Post-Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2019
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Post-Retirement Benefit Obligations
40	POST-RETIREMENT BENEFIT OBLIGATIONS

(a)	Pension—defined contribution
The group companies participate in defined contribution retirement schemes organized by municipal governments of various provinces in which the group companies operate. Substantially all of the Group’s PRC employees are eligible to participate in these defined contribution retirement schemes. Therefore, the employees are entitled to a monthly pension based on certain formulas. The relevant government agencies are responsible for the pension liability to these retired employees. In addition, the group companies have implemented an additional defined contribution retirement pension scheme for eligible employees since 2014.
As at December 31, 2019 and 2018, the Group cannot use forfeited contributions to reduce its contributions to the pension schemes.

(b)	Post-retirement benefits
In addition to the above schemes, the Group provides eligible retirees with other post-retirement benefits, including retirement subsidies, transportation allowance as well as other welfare. The expected cost of providing these post-retirement benefits is actuarially determined and recognized by using the projected unit credit method, which involves a number of assumptions and estimates, including inflation rate, discount rate and etc.
The plan is exposed to interest rate risk and the risk of changes in the life expectancy for pensioners.
The most recent actuarial valuation of the post-retirement benefit obligations was carried out at December 31, 2019 with assistance from a third party consultant using the projected unit credit actuarial valuation method.
The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2019 RMB million	2018 RMB million
Post-retirement benefit obligations	2,584	2,712
Less: current portion	(165)	(168)

Non-current portion	2,419	2,544

The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2019	2018
Discount rates for post-retirement benefits	3.40%	3.50%
Mortality rate	China Insurance Life Mortality	China Insurance Life Mortality
	Table (2010-2013). CL5 for Male and CL6 for Female	Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%
A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2019
Discount rate for post-retirement benefits	0.25	(74)	0.25	77
Annual increase rate of pension benefits	1.00	260	1.00	(222)
Annual increase rate of medical expenses	1.00	36	1.00	(30)
2018
Discount rate for post-retirement benefits	0.25	(80)	0.25	84
Annual increase rate of pension benefits	1.00	288	1.00	(244)
Annual increase rate of medical expenses	1.00	41	1.00	(34)
The sensitivity analyzes above have been determined based on a method that extrapolates the impact on net post-retirement benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period.
Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2019 RMB million	2018 RMB million
Within the next 12 months	165	168
Between 2 and 5 years	661	678
Between 6 and 10 years	809	841
Over 10 years	2,534	2,802

Total expected payments	4,169	4,489

The average duration of the post-retirement benefit obligations at the end of 2019 was 13 years (2018: 13 years).

The movements in the post-retirement benefit obligations were as follows:
2019

		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2019 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	December 31 2019 RMB million
Defined benefit obligations/ benefit liability	2,712	—	92	92	30	—	(70)	(40)	(180)	2,584

2018

		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2018 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	December 31 2018 RMB million
Defined benefit obligations/ benefit liability	2,670	—	106	106	184	—	(69)	115	(179)	2,712